Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Disclosure of equity
Total equity for PureTech as of December 31, 2022, and 2021, was as follows:

	December 31, 2022 $000s	December 31, 2021 $000s
Equity
Share capital, £0.01 par value, issued and paid 278,566,306 and 287,796,585 as of December 31, 2022 and 2021, respectively	5,455	5,444
Merger Reserve	138,506	138,506
Share premium	289,624	289,303
Treasury shares, 10,595,347 and zero as of December 31, 2022 and 2021, respectively	(26,492)	—
Translation reserve	89	469
Other reserves	(14,478)	(40,077)
Retained earnings/(accumulated deficit)	149,516	199,871
Equity attributable to owners of the Group	542,220	593,515
Non-controlling interests	5,369	(9,368)
Total equity	547,589	584,147